July 1, 2022

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Consortio Funds Trust (“Trust”)

Dear Sir or Madam:

On behalf of the Trust, transmitted for filing is the Registration Statement on Form N-1A for the Trust. Also being transmitted concurrently with the Form N-1A Registration Statement is the Form N-8A Notification of Registration under the Investment Company Act of 1940, as amended. Pursuant to Securities Act Release No. 33-7331, no fees are being paid with these filings. The Trust is asking that any written correspondence to the Trust be sent to attention of the following address:

Consortio Funds Trust

Secretary

1700 Broadway, Suite 1230

Denver, CO 80290

If you have any questions concerning the foregoing, please contact Jeremy I. Senderowicz of Vedder Price at 212-407-7740 or myself at 303-226-4154.

Sincerely,

/s/ Chris Moore

Chris Moore

Secretary

Enclosures